Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
April 30, 2021
SFE-QTLY-0621
1.9892235.102

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 0.7%
Bandwidth, Inc. Class A (a)	395	$ 52,219
Liberty Global PLC Class C (a)	6,023	162,983
Lumen Technologies, Inc.	11,970	153,575
Vonage Holdings Corp. (a)	4,795	64,972
		433,749
Entertainment – 0.5%
Playtika Holding Corp. (a)	1,756	48,782
Sciplay Corp. Class A (a)	2,238	39,501
World Wrestling Entertainment, Inc. Class A	1,013	55,826
Zynga, Inc. Class A (a)	12,622	136,570
		280,679
Interactive Media & Services – 0.1%
QuinStreet, Inc. (a)	2,019	40,925
Media – 2.2%
Altice USA, Inc. Class A (a)	3,140	114,014
AMC Networks, Inc. Class A (a)	980	49,274
Cable One, Inc.	66	118,140
DISH Network Corp. Class A (a)	3,362	150,584
MSG Networks, Inc. Class A (a)	2,394	37,993
News Corp. Class A	6,406	167,805
Nexstar Media Group, Inc. Class A	676	99,649
Sinclair Broadcast Group, Inc. Class A	1,488	48,315
Sirius XM Holdings, Inc.	16,224	98,966
TechTarget, Inc. (a)	622	47,707
TEGNA, Inc.	4,009	80,421
The Interpublic Group of Cos., Inc.	4,917	156,115
The New York Times Co. Class A	1,995	90,593
		1,259,576
TOTAL COMMUNICATION SERVICES		2,014,929
CONSUMER DISCRETIONARY – 14.1%
Auto Components – 1.6%
Autoliv, Inc. (a)	1,226	123,409
BorgWarner, Inc.	3,374	163,909
Cooper Tire & Rubber Co.	1,691	96,370
Dorman Products, Inc. (a)	763	75,674
Gentex Corp.	3,626	127,563
LCI Industries	584	85,556
Lear Corp.	798	146,704
Standard Motor Products, Inc.	1,295	55,465
XPEL, Inc. (a)	1,038	66,536
		941,186
Automobiles – 0.2%
Harley-Davidson, Inc.	2,852	137,951
Distributors – 0.3%
LKQ Corp. (a)	3,864	180,488
Diversified Consumer Services – 1.7%
American Public Education, Inc. (a)	1,772	53,975

	Shares	Value

Bright Horizons Family Solutions, Inc. (a)	857	$ 124,119
Carriage Services, Inc.	1,538	57,183
Frontdoor, Inc. (a)	1,673	89,556
Graham Holdings Co. Class B	117	74,366
Grand Canyon Education, Inc. (a)	974	105,475
H&R Block, Inc.	4,224	94,026
Perdoceo Education Corp. (a)	4,486	52,307
Service Corp. International	2,523	134,829
Strategic Education, Inc.	766	57,496
Terminix Global Holdings, Inc. (a)	2,201	112,009
		955,341
Hotels, Restaurants & Leisure – 1.5%
Choice Hotels International, Inc.	727	82,733
Churchill Downs, Inc.	571	120,766
Extended Stay America, Inc.	4,697	93,423
Jack in the Box, Inc.	708	85,420
Papa John's International, Inc.	793	76,699
Texas Roadhouse, Inc.	1,189	127,247
Vail Resorts, Inc.	543	176,562
Wingstop, Inc.	593	93,937
		856,787
Household Durables – 2.7%
Century Communities, Inc. (a)	1,247	92,203
Green Brick Partners, Inc. (a)	2,734	70,564
Helen of Troy Ltd. (a)	436	92,088
Hooker Furniture Corp.	1,613	60,504
Installed Building Products, Inc.	627	84,426
La-Z-Boy, Inc.	1,661	73,848
Leggett & Platt, Inc.	2,329	115,681
M/I Homes, Inc. (a)	1,220	85,058
Meritage Homes Corp. (a)	904	96,177
Mohawk Industries, Inc. (a)	872	179,196
Taylor Morrison Home Corp. (a)	2,967	92,600
Toll Brothers, Inc.	1,976	123,895
TopBuild Corp. (a)	534	118,751
Tri Pointe Homes, Inc. (a)	3,509	83,584
Whirlpool Corp.	828	195,781
		1,564,356
Internet & Direct Marketing Retail – 0.4%
Qurate Retail, Inc. Class A	7,340	87,346
Shutterstock, Inc.	917	79,944
Stamps.com, Inc. (a)	374	76,809
		244,099
Leisure Products – 0.8%
Brunswick Corp.	1,263	135,305
Nautilus, Inc. (a)	2,130	35,699
Smith & Wesson Brands, Inc.	3,296	57,350
Sturm Ruger & Co., Inc.	876	56,888
Vista Outdoor, Inc. (a)	2,041	66,557
YETI Holdings, Inc. (a)	1,390	118,734
		470,533

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.2%
Big Lots, Inc.	1,226	$ 84,520
Specialty Retail – 3.9%
Advance Auto Parts, Inc.	932	186,549
Asbury Automotive Group, Inc. (a)	505	100,298
AutoNation, Inc. (a)	1,176	120,516
Dick's Sporting Goods, Inc.	1,260	104,051
Floor & Decor Holdings, Inc. Class A (a)	1,450	160,834
Foot Locker, Inc.	1,997	117,783
Group 1 Automotive, Inc.	492	80,767
Hibbett Sports, Inc. (a)	999	79,371
L Brands, Inc. (a)	3,241	213,582
Lithia Motors, Inc. Class A	385	147,986
MarineMax, Inc. (a)	1,340	76,112
Murphy USA, Inc.	615	85,731
Penske Automotive Group, Inc.	1,040	91,198
Rent-A-Center, Inc.	1,498	86,210
RH (a)	246	169,253
Sportsman's Warehouse Holdings, Inc. (a)	3,111	54,629
The Aaron's Co., Inc.	2,950	91,125
The Buckle, Inc.	1,491	62,533
Williams-Sonoma, Inc.	1,083	184,922
		2,213,450
Textiles, Apparel & Luxury Goods – 0.8%
Crocs, Inc. (a)	1,262	126,351
Deckers Outdoor Corp. (a)	413	139,677
Hanesbrands, Inc.	6,343	133,583
Lakeland Industries Inc. (a)	1,599	45,108
		444,719
TOTAL CONSUMER DISCRETIONARY		8,093,430
CONSUMER STAPLES – 3.4%
Beverages – 0.6%
Molson Coors Beverage Co. Class B	2,579	141,716
National Beverage Corp.	901	43,779
The Boston Beer Co., Inc. Class A (a)	124	150,845
		336,340
Food & Staples Retailing – 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	2,224	99,346
Casey's General Stores, Inc.	559	124,204
Sprouts Farmers Market, Inc. (a)	2,954	75,652
Weis Markets, Inc.	942	48,843
		348,045
Food Products – 1.5%
B&G Foods, Inc.	1,841	53,720
Campbell Soup Co.	2,743	130,978
Darling Ingredients, Inc. (a)	2,116	146,956
Flowers Foods, Inc.	3,639	87,190
Ingredion, Inc.	1,102	102,938
John B Sanfilippo & Son, Inc.	571	50,191

	Shares	Value

Lamb Weston Holdings, Inc.	1,871	$ 150,616
Lancaster Colony Corp.	408	75,362
The Hain Celestial Group, Inc. (a)	1,786	73,244
		871,195
Household Products – 0.2%
Central Garden and Pet Co. Class A (a)	1,456	71,737
WD-40 Co.	268	66,663
		138,400
Personal Products – 0.5%
Herbalife Nutrition Ltd. (a)	1,644	75,246
Medifast, Inc.	282	64,039
Nu Skin Enterprises, Inc. Class A	1,152	60,895
USANA Health Sciences, Inc. (a)	603	54,264
		254,444
TOTAL CONSUMER STAPLES		1,948,424
ENERGY – 2.5%
Energy Equipment & Services – 0.5%
Cactus, Inc. Class A	2,887	86,062
National Energy Services Reunited Corp. (a)	6,244	79,236
NOV, Inc.	8,702	130,095
		295,393
Oil, Gas & Consumable Fuels – 2.0%
Bonanza Creek Energy, Inc. (a)	3,129	103,538
Cabot Oil & Gas Corp.	7,348	122,491
CNX Resources Corp. (a)	7,221	96,906
Diamond S Shipping, Inc. (a)	9,943	97,938
EQT Corp. (a)	6,548	125,067
Equitrans Midstream Corp.	13,605	111,017
International Seaways, Inc.	4,369	77,244
Renewable Energy Group, Inc. (a)	1,079	59,906
REX American Resources Corp. (a)	848	68,459
Teekay Corp. (a)	26,531	85,430
Teekay Tankers Ltd. Class A (a)	6,648	89,150
World Fuel Services Corp.	2,703	83,604
		1,120,750
TOTAL ENERGY		1,416,143
FINANCIALS – 16.3%
Banks – 4.1%
Associated Banc-Corp.	4,271	93,492
Commerce Bancshares, Inc.	1,744	135,701
Community Trust Bancorp, Inc.	1,525	67,954
Eagle Bancorp, Inc.	1,497	79,955
First Citizens BancShares, Inc. Class A	149	129,252
First Financial Corp.	1,407	62,246
First Foundation, Inc.	2,947	70,139
First Horizon Corp.	8,714	159,379
Fulton Financial Corp.	5,282	90,058
Harborone Bancorp, Inc.	5,346	76,501
Hilltop Holdings, Inc.	2,310	81,312

Quarterly Report	3

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Banks – continued
Lakeland Financial Corp.	1,099	$ 71,688
People's United Financial, Inc.	7,638	138,477
Popular, Inc.	1,650	122,034
Sandy Spring Bancorp, Inc.	2,000	90,720
ServisFirst Bancshares, Inc.	1,652	104,472
Synovus Financial Corp.	2,708	126,897
UMB Financial Corp.	1,116	108,285
Valley National Bancorp	8,624	118,752
WesBanco, Inc.	2,406	87,314
Western Alliance Bancorp	1,653	173,681
Zions Bancorp NA	2,664	148,651
		2,336,960
Capital Markets – 3.9%
Affiliated Managers Group, Inc.	887	142,958
Artisan Partners Asset Management, Inc. Class A	1,598	81,370
Brightsphere Investment Group, Inc.	3,153	70,974
Cowen, Inc. Class A	2,205	87,075
Diamond Hill Investment Group, Inc.	378	64,638
Evercore, Inc. Class A	819	114,766
FactSet Research Systems, Inc.	518	174,162
Federated Hermes, Inc.	2,770	79,776
Franklin Resources, Inc.	4,551	136,530
Hamilton Lane, Inc. Class A	956	86,470
Houlihan Lokey, Inc.	1,259	83,434
Interactive Brokers Group, Inc. Class A	1,509	107,924
Janus Henderson Group PLC	2,989	102,792
Jefferies Financial Group, Inc.	4,021	130,723
Morningstar, Inc.	416	110,244
Open Lending Corp. Class A (a)	2,115	82,591
PJT Partners, Inc. Class A	946	69,559
SEI Investments Co.	2,049	125,891
Stifel Financial Corp.	1,933	133,744
StoneX Group, Inc. (a)	1,015	64,473
Victory Capital Holdings, Inc. Class A	2,408	66,822
Virtu Financial, Inc. Class A	2,657	78,727
Waddell & Reed Financial, Inc. Class A	2,641	65,972
		2,261,615
Consumer Finance – 0.9%
Credit Acceptance Corp. (a)	268	105,804
Encore Capital Group, Inc. (a)	1,908	75,061
Enova International, Inc. (a)	2,502	85,668
Green Dot Corp. Class A (a)	1,463	66,947
Nelnet, Inc. Class A	927	68,811
OneMain Holdings, Inc.	1,707	97,077
		499,368
Diversified Financial Services – 0.1%
A-Mark Precious Metals, Inc.	1,632	60,825

	Shares	Value

Insurance – 5.7%
American Equity Investment Life Holding Co.	2,601	$ 80,579
American Financial Group, Inc.	1,205	148,046
AMERISAFE, Inc.	1,110	68,909
Assurant, Inc.	939	146,108
Brown & Brown, Inc.	3,373	179,376
CNO Financial Group, Inc.	3,635	92,802
Employers Holdings, Inc.	1,957	79,219
Enstar Group Ltd. (a)	381	95,700
Erie Indemnity Co. Class A	439	93,955
Everest Re Group Ltd.	612	169,493
FBL Financial Group, Inc. Class A	1,007	57,087
Fidelity National Financial, Inc.	4,081	186,175
First American Financial Corp.	2,002	129,129
Globe Life, Inc.	1,453	148,918
Goosehead Insurance, Inc. Class A	517	56,839
James River Group Holdings Ltd.	1,435	67,603
Kemper Corp.	1,312	102,415
Kinsale Capital Group, Inc.	479	83,351
Mercury General Corp.	1,219	75,907
Old Republic International Corp.	5,339	131,446
Primerica, Inc.	731	116,792
Reinsurance Group of America, Inc.	1,123	146,585
RenaissanceRe Holdings Ltd.	807	136,230
RLI Corp.	896	99,868
Selective Insurance Group, Inc.	1,378	104,921
Stewart Information Services Corp.	1,369	80,292
The Hanover Insurance Group, Inc.	797	110,233
Unum Group	4,062	114,792
WR Berkley Corp.	2,121	169,086
		3,271,856
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
AGNC Investment Corp.	8,276	148,388
Broadmark Realty Capital, Inc.	6,274	67,634
		216,022
Thrifts & Mortgage Finance – 1.2%
Axos Financial, Inc. (a)	1,734	78,290
Essent Group Ltd.	2,311	121,512
Flagstar Bancorp, Inc.	1,612	75,023
HomeStreet, Inc.	1,570	64,119
Merchants Bancorp	1,801	73,463
Mr. Cooper Group, Inc. (a)	2,507	86,441
PennyMac Financial Services, Inc.	1,225	73,757
Provident Financial Services, Inc.	3,591	84,640
Waterstone Financial, Inc.	2,920	57,524
		714,769
TOTAL FINANCIALS		9,361,415
HEALTH CARE – 13.1%
Biotechnology – 3.3%
Acceleron Pharma, Inc. (a)	888	110,973
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Alkermes PLC (a)	3,665	$ 80,648
Amicus Therapeutics, Inc. (a)	4,789	47,124
Anika Therapeutics, Inc. (a)	1,421	57,096
Blueprint Medicines Corp. (a)	1,013	97,572
CareDx, Inc. (a)	1,015	80,256
Denali Therapeutics, Inc. (a)	1,445	87,336
Emergent BioSolutions, Inc. (a)	837	51,040
Exelixis, Inc. (a)	4,978	122,558
Fate Therapeutics, Inc. (a)	1,207	105,480
Halozyme Therapeutics, Inc. (a)	2,170	108,392
Immunovant, Inc. (a)	2,242	35,155
Intellia Therapeutics, Inc. (a)	1,271	97,575
Natera, Inc. (a)	1,143	125,753
SpringWorks Therapeutics, Inc. (a)	835	60,003
Translate Bio, Inc. (a)	2,497	57,980
Travere Therapeutics, Inc. (a)	1,993	49,267
Turning Point Therapeutics, Inc. (a)	768	58,545
Twist Bioscience Corp. (a)	633	84,942
Ultragenyx Pharmaceutical, Inc. (a)	899	100,364
United Therapeutics Corp. (a)	693	139,681
Vanda Pharmaceuticals, Inc. (a)	3,856	64,010
Veracyte, Inc. (a)	1,200	59,700
		1,881,450
Health Care Equipment & Supplies – 2.6%
Atrion Corp.	88	56,197
Cantel Medical Corp. (a)	973	85,536
DENTSPLY SIRONA, Inc.	2,900	195,779
Globus Medical, Inc. Class A (a)	1,480	106,220
Haemonetics Corp. (a)	854	57,440
Hill-Rom Holdings, Inc.	1,130	124,549
ICU Medical, Inc. (a)	413	86,015
Integra LifeSciences Holdings Corp. (a)	1,385	102,601
iRhythm Technologies, Inc. (a)	545	42,434
LeMaitre Vascular, Inc.	1,153	60,498
Meridian Bioscience, Inc. (a)	2,449	47,951
Merit Medical Systems, Inc. (a)	1,317	83,761
Mesa Laboratories, Inc.	217	53,957
Neogen Corp. (a)	1,088	104,459
Quidel Corp. (a)	560	58,682
Shockwave Medical, Inc. (a)	691	112,951
STAAR Surgical Co. (a)	862	118,103
		1,497,133
Health Care Providers & Services – 3.5%
Acadia Healthcare Co., Inc. (a)	1,705	103,869
AdaptHealth Corp. (a)	1,746	50,739
Addus HomeCare Corp. (a)	549	58,084
Amedisys, Inc. (a)	471	127,099
AMN Healthcare Services, Inc. (a)	1,084	85,961
Chemed Corp.	243	115,816
CorVel Corp. (a)	556	65,058

	Shares	Value

DaVita, Inc. (a)	1,117	$ 130,164
Encompass Health Corp.	1,498	127,120
Fulgent Genetics, Inc. (a)	501	38,587
Henry Schein, Inc. (a)	2,022	146,595
LHC Group, Inc. (a)	534	111,216
Magellan Health, Inc. (a)	724	68,201
ModivCare, Inc. (a)	404	56,592
National HealthCare Corp.	870	61,170
Owens & Minor, Inc.	2,372	85,606
Premier, Inc. Class A	2,024	71,548
Select Medical Holdings Corp. (a)	2,779	104,824
The Ensign Group, Inc.	1,033	88,683
Triple-S Management Corp. Class B (a)	2,263	53,656
Universal Health Services, Inc. Class B	1,086	161,173
US Physical Therapy, Inc.	494	55,550
		1,967,311
Health Care Technology – 0.8%
Allscripts Healthcare Solutions, Inc. (a)	4,414	68,682
Inspire Medical Systems, Inc. (a)	475	112,489
NextGen Healthcare, Inc. (a)	3,017	55,241
Omnicell, Inc. (a)	788	114,276
Simulations Plus, Inc.	713	45,019
Vocera Communications, Inc. (a)	1,418	51,289
		446,996
Life Sciences Tools & Services – 1.9%
Adaptive Biotechnologies Corp. (a)	1,587	66,019
Bruker Corp.	1,825	125,049
Frontage Holdings Corp. (a)(b)	58,000	39,499
Luminex Corp.	2,028	74,407
Medpace Holdings, Inc. (a)	594	100,790
NeoGenomics, Inc. (a)	1,956	95,825
Pacific Biosciences of California, Inc. (a)	3,134	93,550
Personalis, Inc. (a)	1,453	35,802
PPD, Inc. (a)	2,387	110,279
PRA Health Sciences, Inc. (a)	987	164,721
Quanterix Corp. (a)	884	54,048
Repligen Corp. (a)	692	146,503
		1,106,492
Pharmaceuticals – 1.0%
Corcept Therapeutics, Inc. (a)	2,628	59,892
Innoviva, Inc. (a)	4,396	50,334
Jazz Pharmaceuticals PLC (a)	837	137,603
Pacira BioSciences, Inc. (a)	1,085	68,550
Phibro Animal Health Corp. Class A	2,380	58,358
Prestige Consumer Healthcare, Inc. (a)	1,625	70,785
Royalty Pharma PLC Class A	1,785	78,540
Supernus Pharmaceuticals, Inc. (a)	2,132	64,919
		588,981
TOTAL HEALTH CARE		7,488,363

Quarterly Report	5

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 17.7%
Aerospace & Defense – 0.8%
BWX Technologies, Inc.	1,621	$ 108,477
Huntington Ingalls Industries, Inc.	631	133,974
National Presto Industries, Inc.	479	49,280
Textron, Inc.	3,014	193,619
		485,350
Air Freight & Logistics – 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	1,048	71,170
CH Robinson Worldwide, Inc.	1,728	167,754
Forward Air Corp.	815	71,956
		310,880
Building Products – 2.7%
AAON, Inc.	933	61,027
Advanced Drainage Systems, Inc.	939	104,849
Allegion PLC	1,216	163,406
AO Smith Corp.	1,984	134,416
CSW Industrials, Inc.	469	63,507
Fortune Brands Home & Security, Inc.	1,749	183,610
Gibraltar Industries, Inc. (a)	749	68,803
Lennox International, Inc.	472	158,280
Masonite International Corp. (a)	623	78,679
Owens Corning	1,511	146,280
Simpson Manufacturing Co., Inc.	828	93,316
Trex Co., Inc. (a)	1,511	163,173
UFP Industries, Inc.	1,273	106,983
		1,526,329
Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	1,684	86,575
Brady Corp. Class A	1,350	73,670
Ennis, Inc.	2,410	49,959
Healthcare Services Group, Inc.	1,975	59,151
Herman Miller, Inc.	1,650	68,475
HNI Corp.	1,626	68,845
IAA, Inc. (a)	1,935	121,537
MSA Safety, Inc.	594	95,492
Rollins, Inc.	3,158	117,730
Tetra Tech, Inc.	826	105,422
UniFirst Corp.	326	73,086
		919,942
Construction & Engineering – 1.6%
Arcosa, Inc.	1,142	68,851
Comfort Systems USA, Inc.	1,061	87,384
Dycom Industries, Inc. (a)	755	70,827
EMCOR Group, Inc.	951	113,930
IES Holdings, Inc. (a)	1,072	56,591
MasTec, Inc. (a)	1,023	106,760
MYR Group, Inc. (a)	879	68,474
Primoris Services Corp.	1,767	57,710
Quanta Services, Inc.	1,843	178,108
Valmont Industries, Inc.	399	98,493
		907,128

	Shares	Value

Electrical Equipment – 1.3%
Acuity Brands, Inc.	693	$ 128,565
EnerSys	869	79,583
GrafTech International Ltd.	5,143	65,419
Hubbell, Inc.	757	145,352
Regal-Beloit Corp.	692	99,945
Sensata Technologies Holding PLC (a)	2,213	127,779
Vertiv Holdings Co.	4,226	95,930
		742,573
Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	760	145,654
Machinery – 4.3%
AGCO Corp.	916	133,663
Allison Transmission Holdings, Inc.	2,019	83,728
Astec Industries, Inc.	879	65,934
Donaldson Co., Inc.	1,821	114,504
Franklin Electric Co., Inc.	918	74,606
Graco, Inc.	2,122	162,970
Hillenbrand, Inc.	1,646	80,802
ITT, Inc.	1,315	124,018
Kadant, Inc.	386	68,720
Lincoln Electric Holdings, Inc.	899	115,117
Mueller Industries, Inc.	1,714	76,907
Nordson Corp.	719	152,004
Omega Flex, Inc.	268	42,612
Oshkosh Corp.	1,064	132,393
Pentair PLC	2,293	147,921
Proto Labs, Inc. (a)	446	49,979
Rexnord Corp.	2,161	107,899
Snap-on, Inc.	732	173,923
The Greenbrier Cos., Inc.	1,383	65,333
The Middleby Corp. (a)	826	149,770
The Timken Co.	1,138	95,444
The Toro Co.	1,409	161,471
Watts Water Technologies, Inc. Class A	583	72,613
		2,452,331
Professional Services – 2.3%
ASGN, Inc. (a)	954	100,342
Booz Allen Hamilton Holding Corp.	1,776	147,319
CACI International, Inc. Class A (a)	402	102,454
CoreLogic, Inc.	1,242	98,987
Exponent, Inc.	956	92,092
Insperity, Inc.	846	74,059
KBR, Inc.	2,654	104,992
Kelly Services, Inc. Class A (a)	2,375	59,494
Kforce, Inc.	1,120	62,765
ManpowerGroup, Inc.	989	119,560
ManTech International Corp. Class A	725	61,879
Robert Half International, Inc.	1,643	143,943
Science Applications International Corp.	974	87,095
TriNet Group, Inc. (a)	906	71,311
		1,326,292
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Road & Rail – 1.0%
ArcBest Corp.	1,102	$ 80,181
JB Hunt Transport Services, Inc.	1,066	181,977
Knight-Swift Transportation Holdings, Inc.	2,155	101,544
Landstar System, Inc.	639	110,087
Saia, Inc. (a)	471	110,449
		584,238
Trading Companies & Distributors – 1.3%
Applied Industrial Technologies, Inc.	904	86,477
Boise Cascade Co.	1,204	80,331
MSC Industrial Direct Co., Inc. Class A	918	82,767
Rush Enterprises, Inc. Class A	1,360	67,129
SiteOne Landscape Supply, Inc. (a)	663	118,929
Systemax, Inc.	1,090	46,565
Textainer Group Holdings Ltd. (a)	2,672	68,457
Triton International Ltd.	1,497	75,104
Watsco, Inc.	469	137,351
		763,110
TOTAL INDUSTRIALS		10,163,827
INFORMATION TECHNOLOGY – 13.1%
Communications Equipment – 0.9%
Ciena Corp. (a)	2,200	111,034
F5 Networks, Inc. (a)	781	145,860
Juniper Networks, Inc.	4,733	120,171
Lumentum Holdings, Inc. (a)	1,159	98,573
NETGEAR, Inc. (a)	1,263	46,996
		522,634
Electronic Equipment, Instruments & Components – 2.5%
Arrow Electronics, Inc. (a)	1,093	124,678
Avnet, Inc.	2,021	88,762
Badger Meter, Inc.	694	64,813
CTS Corp.	1,625	52,845
Fabrinet (a)	840	71,921
II-VI, Inc. (a)	1,455	97,689
Insight Enterprises, Inc. (a)	837	84,010
IPG Photonics Corp. (a)	510	110,726
Jabil, Inc.	2,209	115,796
Littelfuse, Inc.	387	102,648
Methode Electronics, Inc.	1,378	61,914
Novanta, Inc. (a)	641	84,426
OSI Systems, Inc. (a)	599	57,845
Plexus Corp. (a)	782	72,288
Sanmina Corp. (a)	1,825	74,533
SYNNEX Corp.	857	103,868
Vishay Intertechnology, Inc.	2,988	73,415
		1,442,177
IT Services – 3.1%
Alliance Data Systems Corp.	995	117,261
Amdocs Ltd.	1,784	136,904
Cass Information Systems, Inc.	1,120	51,397

	Shares	Value

Concentrix Corp. (a)	763	$ 118,555
CSG Systems International, Inc.	1,255	57,718
DXC Technology Co.	3,955	130,159
Euronet Worldwide, Inc. (a)	803	115,174
EVERTEC, Inc.	1,676	66,872
ExlService Holdings, Inc. (a)	840	77,599
Genpact Ltd.	2,663	126,572
International Money Express, Inc. (a)	3,024	47,719
Jack Henry & Associates, Inc.	980	159,573
LiveRamp Holdings, Inc. (a)	1,128	55,250
MAXIMUS, Inc.	1,126	103,187
Perficient, Inc. (a)	1,001	65,676
Sykes Enterprises, Inc. (a)	1,427	62,545
The Western Union Co.	5,615	144,642
TTEC Holdings, Inc.	675	68,668
Tucows, Inc. Class A (a)	581	45,672
		1,751,143
Semiconductors & Semiconductor Equipment – 2.5%
Advanced Energy Industries, Inc.	735	81,078
Amkor Technology, Inc.	3,513	71,033
Cirrus Logic, Inc. (a)	1,033	76,866
CMC Materials, Inc.	531	97,401
Diodes, Inc. (a)	966	74,199
First Solar, Inc. (a)	1,212	92,754
FormFactor, Inc. (a)	1,694	66,320
Kulicke & Soffa Industries, Inc.	1,670	94,940
Lattice Semiconductor Corp. (a)	2,230	112,191
MKS Instruments, Inc.	766	137,198
Photronics, Inc. (a)	4,049	51,422
Power Integrations, Inc.	1,047	86,702
Rambus, Inc. (a)	3,140	59,597
Semtech Corp. (a)	1,207	81,762
Silicon Laboratories, Inc. (a)	716	100,920
SiTime Corp. (a)	393	36,372
Universal Display Corp.	579	129,517
		1,450,272
Software – 4.0%
ACI Worldwide, Inc. (a)	2,132	80,547
Alarm.com Holdings, Inc. (a)	836	75,039
Appfolio, Inc. Class A (a)	415	60,021
Aspen Technology, Inc. (a)	914	119,588
Blackline, Inc. (a)	776	90,063
CDK Global, Inc.	1,902	101,928
CommVault Systems, Inc. (a)	1,066	74,098
Dolby Laboratories, Inc. Class A	1,063	107,863
Dropbox, Inc. Class A (a)	4,449	114,339
Five9, Inc. (a)	853	160,338
Guidewire Software, Inc. (a)	1,116	117,749
InterDigital, Inc.	898	62,339
j2 Global, Inc. (a)	809	97,889
Manhattan Associates, Inc. (a)	938	128,731
Mitek Systems, Inc. (a)	3,094	50,154

Quarterly Report	7

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Paylocity Holding Corp. (a)	547	$ 105,702
Progress Software Corp.	1,391	60,731
Proofpoint, Inc. (a)	851	146,466
Qualys, Inc. (a)	644	65,276
SailPoint Technologies Holding, Inc. (a)	1,567	76,517
SPS Commerce, Inc. (a)	730	74,781
Verint Systems, Inc. (a)	1,419	68,921
VMware, Inc. Class A (a)	1,040	167,263
Xperi Holding Corp.	3,010	61,856
		2,268,199
Technology Hardware, Storage & Peripherals – 0.1%
Xerox Holdings Corp.	3,268	78,889
TOTAL INFORMATION TECHNOLOGY		7,513,314
MATERIALS – 4.9%
Chemicals – 2.0%
Balchem Corp.	699	88,906
Chase Corp.	493	58,391
FutureFuel Corp.	3,385	42,990
Minerals Technologies, Inc.	1,008	78,765
NewMarket Corp.	175	60,653
RPM International, Inc.	1,721	163,220
Sensient Technologies Corp.	977	80,348
Stepan Co.	567	74,084
The Chemours Co.	3,209	96,912
The Scotts Miracle-Gro Co.	563	130,143
Trinseo S.A.	1,211	74,973
Valvoline, Inc.	3,452	108,393
Westlake Chemical Corp.	856	80,370
		1,138,148
Construction Materials – 0.2%
Eagle Materials, Inc.	765	105,677
Containers & Packaging – 1.3%
AptarGroup, Inc.	917	138,293
Berry Global Group, Inc. (a)	2,081	132,393
Sealed Air Corp.	2,457	121,376
Silgan Holdings, Inc.	1,930	81,388
Sonoco Products Co.	1,672	109,449
Westrock Co.	3,497	194,958
		777,857
Metals & Mining – 1.2%
Arconic Corp. (a)	2,552	72,987
Commercial Metals Co.	3,266	95,432
Reliance Steel & Aluminum Co.	947	151,814
Royal Gold, Inc.	1,022	114,321
Steel Dynamics, Inc.	3,060	165,913
Worthington Industries, Inc.	1,177	76,811
		677,278
Paper & Forest Products – 0.2%
Clearwater Paper Corp. (a)	1,278	42,762

	Shares	Value

Schweitzer-Mauduit International, Inc.	1,477	$ 67,454
		110,216
TOTAL MATERIALS		2,809,176
REAL ESTATE – 8.2%
Equity Real Estate Investment Trusts (REITs) – 8.0%
Agree Realty Corp.	1,225	86,191
American Campus Communities, Inc.	2,317	104,752
American Homes 4 Rent Class A	3,903	144,567
Americold Realty Trust	3,136	126,663
Apartment Income REIT Corp.	2,476	111,791
Apartment Investment and Management Co. Class A	10,327	71,669
Brandywine Realty Trust	5,459	73,860
Camden Property Trust	1,332	160,479
CareTrust REIT, Inc.	2,793	67,535
CoreSite Realty Corp.	724	87,959
Corporate Office Properties Trust	2,682	75,203
Cousins Properties, Inc.	2,714	99,522
CubeSmart	3,038	128,629
EastGroup Properties, Inc.	679	107,730
Equity Commonwealth	2,626	75,629
Equity Lifestyle Properties, Inc.	2,268	157,399
First Industrial Realty Trust, Inc.	2,249	111,933
Four Corners Property Trust, Inc.	2,276	65,708
Gaming and Leisure Properties, Inc.	3,030	140,865
Getty Realty Corp.	1,934	61,076
Global Net Lease, Inc.	3,423	65,722
Healthcare Realty Trust, Inc.	2,724	87,604
Highwoods Properties, Inc.	2,103	94,193
Industrial Logistics Properties Trust	2,569	63,711
Kilroy Realty Corp.	1,724	118,163
Kimco Realty Corp.	6,617	138,957
Lamar Advertising Co. Class A	1,321	130,832
Lexington Realty Trust	6,650	81,396
Life Storage, Inc.	1,196	114,888
LTC Properties, Inc.	1,475	62,732
National Health Investors, Inc.	1,090	80,017
National Retail Properties, Inc.	2,708	125,705
Omega Healthcare Investors, Inc.	3,315	125,970
Physicians Realty Trust	4,390	82,225
Piedmont Office Realty Trust, Inc. Class A	3,958	73,698
PotlatchDeltic Corp.	1,520	90,227
PS Business Parks, Inc.	513	83,296
Regency Centers Corp.	2,375	151,192
Rexford Industrial Realty, Inc.	2,107	117,044
Sabra Health Care REIT, Inc.	4,500	81,765
STAG Industrial, Inc.	2,827	103,214
STORE Capital Corp.	3,560	127,412
Terreno Realty Corp.	1,383	89,231
Weingarten Realty Investors	2,997	96,923
8	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
WP Carey, Inc.	2,277	$ 170,525
		4,615,802
Real Estate Management & Development – 0.2%
RE/MAX Holdings, Inc. Class A	1,290	47,382
The RMR Group, Inc. Class A	1,229	48,644
		96,026
TOTAL REAL ESTATE		4,711,828
UTILITIES – 3.0%
Electric Utilities – 1.5%
Avangrid, Inc.	1,354	68,919
Hawaiian Electric Industries, Inc.	2,225	95,808
IDACORP, Inc.	936	95,921
MGE Energy, Inc.	954	71,369
NRG Energy, Inc.	3,222	115,412
OGE Energy Corp.	3,122	104,774
Otter Tail Corp.	1,346	63,572
Pinnacle West Capital Corp.	1,560	132,054
Portland General Electric Co.	1,758	89,412
Spark Energy, Inc. Class A	3,738	39,548
		876,789
Gas Utilities – 0.8%
Atmos Energy Corp.	1,618	167,609
National Fuel Gas Co.	1,811	89,934
Southwest Gas Holdings, Inc.	1,184	82,548
UGI Corp.	3,005	131,349
		471,440
Independent Power and Renewable Electricity Producers – 0.3%
Clearway Energy, Inc. Class C	2,314	66,389
Vistra Corp.	6,450	108,811
		175,200

	Shares	Value

Multi-Utilities – 0.4%
MDU Resources Group, Inc.	3,387	$113,329
NorthWestern Corp.	1,205	81,976
		195,305
TOTAL UTILITIES		1,718,734
TOTAL COMMON STOCKS (Cost $49,678,496)		57,239,583
Money Market Fund – 0.2%

Fidelity Cash Central Fund, 0.04% (c) (Cost $117,959)	117,936	117,959
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $49,796,455)		57,357,542
NET OTHER ASSETS (LIABILITIES) (d) – 0.0%		20,253
NET ASSETS – 100.0%		$ 57,377,795

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,499 or 0.1% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Includes $6,500 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2021	$113,075	$913	$913
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$14
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Quarterly Report	9

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
10	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	11

12	Quarterly Report